Condensed Consolidated Statements of Cash Flows (Q3) - USD ($) $ in Thousands		9 Months Ended
		Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities
Net income (loss) before noncontrolling interest		$ (40,797)	$ 1,227
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation and amortization		6,368	5,318
Amortization of debt issuance costs		570	458
Deferred income taxes		75	0
Amortization of operating right-of-use assets	[1]	6,194	7,766
Changes in fair value adjustments of warrants and derivative liabilities		9,334	0
Equity-based compensation		4,875	15
Equity in loss of affiliate		251	0
Gain on sale of property and equipment		(2)	0
Changes in operating assets and liabilities, net of reverse recapitalization:
Patient accounts receivable, net		(4,941)	(15,223)
Inventories	[2]	(1,367)	876
Prepaid expenses and other current assets		(775)	641
Other receivables		(8,546)	(211)
Other assets		(2,107)	(376)
Accounts payable	[3]	13,889	9,586
Accrued compensation related costs		8,744	4,456
Accrued other		6,290	(1,563)
Operating lease liabilities	[4]	(5,625)	(8,252)
Medicare advance payments		0	(3,742)
Other long-term liabilities		1,410	654
Net cash (used in) provided by operating activities		(6,160)	1,630
Cash flows from investing activities
Purchase of property and equipment		(9,527)	(5,051)
Proceeds from disposals of property and equipment		5	1,137
Purchases of marketable securities		(20,824)	(11,949)
Proceeds from sales of marketable securities		4,933	1,956
Issuance of notes receivable - related parties		0	(243)
Collections on notes receivable - related parties		740	1,091
Net cash used in investing activities		(24,673)	(13,059)
Cash flows from financing activities
Borrowings on long-term debt		0	16,250
Issuance of redeemable convertible Class C Units		64,996	0
Class A and A-1 preferred returns and tax distributions		(9,481)	0
Repayments on finance lease liabilities		(387)	(321)
Contribution from noncontrolling interest		134	0
Cash paid for debt financing costs		(446)	(171)
Proceeds from reverse recapitalization		1,494	0
Net cash provided by financing activities		55,560	15,758
Net (decrease) increase in cash and cash equivalents and restricted cash		24,727	4,329
Cash and cash equivalents, Beginning of Period		26,926	32,354
Cash and cash equivalents, End of Period		51,653	36,683
Supplemental noncash investing and financing activities
Unpaid offering costs relating to the reverse recapitalization		2,745	0
Right-of-use assets and lease liabilities removed in termination of lease		1,254	0
Deemed Divided for Series A Preferred Stock Extinguishment		2,089	0
Changes in accounts payable for capital additions to property and equipment		0	159
Disposal of property and equipment in exchange for reduction in finance lease liability		0	72
Series A Preferred Stock
Cash flows from financing activities
Offering costs		$ (750)	$ 0

[1]	Includes related party amortization of operating right-of-use assets of $1,601 and $1,536 for the nine months ended September 30, 2023 and 2022, respectively.
[2]	Includes changes in related party balances of ($1,299) and $832 for the nine months ended September 30, 2023 and 2022, respectively.
[3]	Includes changes in related party balances of $10,627 and $23,309 for the nine months ended September 30, 2023 and 2022, respectively.
[4]	Includes changes in related party balances of ($1,835) and ($1,446) for the nine months ended September 30, 2023 and 2022, respectively.